SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary financial statement information [Abstract]
Interest expense	$ 1,470	$ 1,829	$ 290
Exchange differences	137	424	162
Bank commissions	22	24	21
Financial expenses	$ 1,629	$ 2,277	$ 473